Events After the Reporting Period - Additional Information (Details) ¥ in Millions	Jan. 31, 2022 CNY (¥)
Subsequent Event [Member] | Beijing Successor Teaching Equipment Co., Ltd [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Cash Consideration And Contingent Equity Consideration	¥ 12.5